UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22870

Investment Company Act file number

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2017

Unaudited

Stone Ridge Reinsurance Risk Premium Interval Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2017 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2017	$32,641,770	0.7%

2018	349,321,293	7.7%

2019	204,035,757	4.5%

2020	106,873,235	2.4%

2021	266,160,976	5.9%

2022	143,664,273	3.2%

2023	18,492,657	0.4%

2024	13,076,000	0.3%

2025	2,377,000	0.1%

2034	3,813,451	0.1%

Not Applicable(1)	3,262,494,156	72.0%

Other(2)	123,064,895	2.7%
	$4,526,015,463

(1)	Preference shares and private fund units do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and other assets less liabilities.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 15.9%

Australia - 0.0%

Multiperil - 0.0%
RW0005 (L1-1) 86.185%, 07/03/2017 (a)(b)(c)(d)(e) (Cost: $3,732,197; Acquisition Date: 06/14/2016)	AUD 5,600,000	$404,955

China - 0.1%

Earthquake - 0.1%
Panda Re 2015-1 4.853%, 06/30/2018 (a)(b)(f) (Cost: $2,935,000; Acquisition Date: 06/26/2015)	$2,935,000	2,942,367

Global - 7.8%

Mortality/Longevity - 0.5%
Chesterfield Re 2014-1 4.500%, 12/15/2034 (f) (Cost: $3,830,112; Acquisition Date: 12/11/2014)	3,830,112	3,813,451
Vitality Re VI Class B 2.903%, 01/08/2018 (a)(b)(f)(g) (Cost: $19,000,000; Acquisition Date: 01/21/2015)	19,000,000	18,998,100

		22,811,551

Multiperil - 6.4%
Atlas IX 2015-1 8.593%, 01/07/2019 (a)(b)(f) (Cost: $8,516,000; Acquisition Date: 02/05/2015)	8,516,000	8,693,133
Atlas IX 2016-1 8.508%, 01/08/2020 (a)(b)(f) (Cost: $18,069,063; Original Acquisition Date: 02/15/2017)	17,000,000	17,994,500
Galilei Re 2017-1 Class A-2 14.262%, 01/08/2021 (a)(b)(f) (Cost: $5,250,000; Acquisition Date: 12/21/2016)	5,250,000	5,256,300
Galilei Re 2017-1 Class C-2 7.262%, 01/08/2021 (a)(b)(f) (Cost: $16,000,000; Acquisition Date: 12/21/2016)	16,000,000	16,063,200
Galilei Re 2017-1 Class D-2 6.262%, 01/08/2021 (a)(b)(f) (Cost: $8,000,000; Acquisition Date: 12/21/2016)	8,000,000	8,020,400
Galileo Re 2015-1 Class A 14.303%, 01/08/2018 (a)(b)(f) (Cost: $21,394,591; Original Acquisition Date: 01/29/2015)	21,320,000	21,755,994
Galileo Re 2016-1 Class A 14.043%, 01/08/2019 (a)(b)(f) (Cost: $4,382,000; Acquisition Date: 01/20/2016)	4,382,000	4,452,331

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 6.4% (continued)
Galileo Re 2016-1 Class B 9.523%, 01/08/2019 (a)(b)(f) (Cost: $4,382,000; Acquisition Date: 01/20/2016)	$4,382,000	$4,435,460
Galileo Re 2016-1 Class C 7.523%, 01/08/2019 (a)(b)(f) (Cost: $4,383,000; Acquisition Date: 01/20/2016)	4,383,000	4,412,804
IBRD CAR 100 7.591%, 06/07/2017 (a)(b)(f) (Cost: $5,000,000; Acquisition Date: 06/25/2014)	5,000,000	4,993,230
Kilimanjaro Re 2014-1 Class B 5.303%, 04/30/2018 (a)(b)(f) (Cost: $14,504,000; Acquisition Date: 04/17/2014)	14,504,000	14,621,482
Kilimanjaro Re 2015-1 Class E 7.553%, 12/06/2019 (a)(b)(f) (Cost: $2,998,513; Acquisition Date: 05/06/2016)	2,966,000	3,025,172
Kilimanjaro Re II 2017-1 Class A-1 11.117%, 04/20/2021 (a)(b)(f) (Cost: $13,834,000; Acquisition Date: 04/06/2017)	13,834,000	13,865,818
Kilimanjaro Re II 2017-1 Class B-1 8.617%, 04/20/2021 (a)(b)(f) (Cost: $22,728,000; Acquisition Date: 04/06/2017)	22,728,000	22,808,684
Kilimanjaro Re II 2017-1 Class C-1 7.117%, 04/20/2021 (a)(b)(f) (Cost: $17,075,000; Acquisition Date: 04/06/2017)	17,075,000	17,140,739
Kilimanjaro Re II 2017-2 Class A-2 11.117%, 04/21/2022 (a)(b)(f) (Cost: $5,929,000; Acquisition Date: 04/06/2017)	5,929,000	5,941,154
Kilimanjaro Re II 2017-2 Class B-2 8.617%, 04/21/2022 (a)(b)(f) (Cost: $8,893,000; Acquisition Date: 04/06/2017)	8,893,000	8,923,681
Kilimanjaro Re II 2017-2 Class C-2 7.117%, 04/21/2022 (a)(b)(f) (Cost: $6,640,000; Acquisition Date: 04/06/2017)	6,640,000	6,667,556
Loma Re 2013-1 Class A 8.240%, 01/08/2018 (a)(b)(f) (Cost: $335,000; Acquisition Date: 12/20/2013)	335,000	335,955
Loma Re 2013-1 Class B 13.123%, 01/08/2018 (a)(b)(f) (Cost: $1,005,000; Acquisition Date: 12/20/2013)	1,005,000	1,007,914
Loma Re 2013-1 Class C 18.093%, 01/08/2018 (a)(b)(f) (Cost: $1,739,000; Acquisition Date: 12/20/2013)	1,739,000	1,743,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 6.4% (continued)
Queen Street XII 6.410%, 01/08/2020 (a)(b)(f) (Cost: $6,537,000; Acquisition Date: 05/13/2016)	$6,537,000	$6,602,697
Resilience Re Series 1711A 8.253%, 01/08/2018 (a)(b)(c)(d)(e) (Cost: $23,338,481; Acquisition Date: 02/06/2017)	25,000,000	23,634,976
Resilience Re Series 1741A 10.962%, 04/06/2018 (a)(b)(c)(d)(e) (Cost: $67,952,021; Acquisition Date: 04/10/2017)	75,000,000	67,898,648
Resilience Re Series 1642B 3.562%, 04/07/2019 (a)(b)(d)(f) (Cost: $13,151; Acquisition Date: 04/07/2016)	2,962,096	594,739

		290,889,567

Other - 0.8%
Horse Capital I DAC Class A 4.000%, 06/15/2020 (a)(b)(f) (Cost: $6,052,186; Acquisition Date: 12/14/2016)	EUR 5,750,000	6,291,666
Horse Capital I DAC Class B 6.250%, 06/15/2020 (a)(b)(f) (Cost: $4,736,493; Acquisition Date: 12/14/2016)	4,500,000	4,924,157
Horse Capital I DAC Class C 12.000%, 06/15/2020 (a)(b)(f) (Cost: $15,788,310; Acquisition Date: 12/14/2016)	15,000,000	16,415,492
Operational Re 5.500%, 04/08/2021 (a)(f) (Cost: $10,043,897; Acquisition Date: 05/19/2016)	CHF 9,953,000	10,039,669

		37,670,984

Windstorm - 0.1%
Queen Street X 6.553%, 06/08/2018 (a)(b)(f) (Cost: $1,721,000; Acquisition Date: 03/25/2015)	$1,721,000	1,730,380

		353,102,482

Japan - 0.4%

Earthquake - 0.3%
Kizuna Re II 2014-1 Class A 3.053%, 04/06/2018 (a)(b)(f)(g) (Cost: $2,503,224; Acquisition Date: 01/28/2015)	2,500,000	2,501,125
Nakama Re 2014-1 Class 2 3.303%, 04/13/2018 (a)(b)(f)(g) (Cost: $1,503,972; Acquisition Date: 01/12/2015)	1,500,000	1,508,325

	PRINCIPAL AMOUNT	FAIR VALUE
Earthquake - 0.3% (continued)
Nakama Re 2014-2 Class 1 2.928%, 01/16/2019 (a)(b)(f)(g) (Cost: $1,001,137; Acquisition Date: 01/15/2015)	$1,000,000	$1,003,300
Nakama Re 2016-1 Class 2 4.296%, 10/13/2021 (a)(b)(f) (Cost: $10,170,000; Acquisition Date: 09/21/2016)	10,170,000	10,397,299

		15,410,049

Windstorm - 0.1%
Aozora Re 2016-1 A 3.459%, 04/07/2020 (a)(b)(f)(g) (Cost: $2,101,000; Acquisition Date: 03/23/2016)	2,101,000	2,142,285

		17,552,334

United States - 7.6%

Earthquake - 0.9%
Golden State Re II 2014-1 Class A 3.003%, 01/08/2019 (a)(b)(f)(g) (Cost: $5,400,000; Acquisition Date: 09/10/2014)	5,400,000	5,373,000
Merna Re 2015-1 Class A 2.803%, 04/09/2018 (a)(b)(f)(g) (Cost: $2,522,000; Acquisition Date: 03/16/2015)	2,522,000	2,521,622
Merna Re 2016-1 Class A 3.053%, 04/08/2019 (a)(b)(f)(g) (Cost: $2,119,000; Acquisition Date: 03/24/2016)	2,119,000	2,129,065
Merna Re 2017-1 Class A 2.803%, 04/08/2020 (a)(b)(f) (Cost: $2,750,000; Acquisition Date: 03/22/2017)	2,750,000	2,750,000
Ursa Re 2015-1 Class B 5.000%, 09/21/2018 (a)(b)(f)(g) (Cost: $15,000,000; Acquisition Date: 09/10/2015)	15,000,000	15,219,750
Ursa Re 2016-1 Class A 4.000%, 12/10/2019 (a)(b)(f) (Cost: $10,607,263; Original Acquisition Date: 11/21/2016)	10,541,000	10,603,719

		38,597,156

Multiperil - 4.1%
Blue Halo Re 2016-2 Class C 9.053%, 07/26/2019 (a)(b)(f) (Cost: $20,761,064; Acquisition Date: 03/30/2017)	20,000,000	20,652,000
Buffalo Re 2017-1 Class A 4.681%, 04/07/2020 (a)(b)(f) (Cost: $2,000,000; Acquisition Date: 03/07/2017)	2,000,000	1,996,000
Buffalo Re 2017-1 Class B 8.181%, 04/07/2020 (a)(b)(f) (Cost: $3,000,000; Acquisition Date: 03/07/2017)	3,000,000	2,989,650

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 4.1% (continued)
Caelus Re 2017-1 Class B 4.500%, 06/05/2024 (a)(b)(f) (Cost: $4,953,000; Acquisition Date: 04/27/2017)	$4,953,000	$4,953,000
Caelus Re 2017-1 Class C 6.500%, 06/05/2024 (a)(b)(f) (Cost: $3,170,000; Acquisition Date: 04/27/2017)	3,170,000	3,170,000
Caelus Re 2017-1 Class D 9.250%, 06/05/2024 (a)(b)(f) (Cost: $3,170,000; Acquisition Date: 04/27/2017)	3,170,000	3,170,000
Caelus Re IV 2016-1 Class A 6.293%, 03/06/2020 (a)(b)(f) (Cost: $20,182,000; Acquisition Date: 02/23/2016)	20,182,000	20,939,834
East Lane Re VI 2014-1 Class A 3.453%, 03/14/2018 (a)(b)(f)(g) (Cost: $14,443,000; Acquisition Date: 03/03/2014)	14,443,000	14,433,612
East Lane Re VI 2015-1 Class A 4.193%, 03/13/2020 (a)(b)(f)(g) (Cost: $13,213,000; Acquisition Date: 03/02/2015)	13,213,000	13,401,285
Espada Re 2016-1 Class 20 5.750%, 06/06/2020 (a)(b)(f) (Cost: $3,215,000; Acquisition Date: 02/12/2016)	3,215,000	3,204,069
PennUnion Re 2015-1 5.303%, 12/07/2018 (a)(b)(f) (Cost: $4,671,000; Acquisition Date: 10/05/2015)	4,671,000	4,690,151
Residential Re 2013-II Class 4 20.803%, 12/06/2017 (a)(b)(f) (Cost: $3,983,507; Original Acquisition Date: 05/03/2016)	3,977,000	3,968,251
Residential Re 2014-I Class 10 15.883%, 06/06/2018 (a)(b)(f) (Cost: $10,338,000; Acquisition Date: 05/22/2014)	10,338,000	10,476,529
Residential Re 2014-I Class 13 4.413%, 06/06/2018 (a)(b)(f) (Cost: $2,859,000; Acquisition Date: 05/22/2014)	2,859,000	2,876,297
Residential Re 2015-I Class 10 11.773%, 06/06/2019 (a)(b)(f) (Cost: $8,197,000; Acquisition Date: 05/21/2015)	8,197,000	8,366,268
Residential Re 2015-I Class 11 6.763%, 06/06/2019 (a)(b)(f) (Cost: $8,915,000; Acquisition Date: 05/21/2015)	8,915,000	9,088,397
Residential Re 2016-I Class 10 12.303%, 06/06/2023 (a)(b)(f) (Cost: $4,609,000; Acquisition Date: 04/28/2016)	4,609,000	4,666,843

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 4.1% (continued)
Residential Re 2016-I Class 11 5.553%, 06/06/2023 (a)(b)(f) (Cost: $5,926,000; Acquisition Date: 04/28/2016)	$5,926,000	$5,900,814
Residential Re 2016-II Class 3 6.053%, 12/06/2020 (a)(b)(f) (Cost: $1,500,000; Acquisition Date: 11/03/2016)	1,500,000	1,498,800
Residential Re 2016-II Class 4 4.303%, 12/06/2020 (a)(b)(f) (Cost: $1,250,000; Acquisition Date: 11/03/2016)	1,250,000	1,226,625
Residential Re 2017-I Class 11 0.500%, 06/06/2021 (a)(b)(f) (Cost: $6,731,000; Acquisition Date: 04/19/2017)	6,731,000	6,731,000
Sanders Re 2013-1 Class B 4.000%, 05/05/2017 (a)(b)(f) (Cost: $4,000,712; Acquisition Date: 03/20/2017)	4,000,000	3,998,400
Sanders Re 2014-1 Class D 4.673%, 05/28/2019 (a)(b)(f)(g) (Cost: $21,295,000; Acquisition Date: 05/07/2014)	21,295,000	21,482,396
Sanders Re 2014-2 Class A 4.573%, 06/07/2017 (a)(b)(f) (Cost: $1,098,392; Acquisition Date: 04/27/2016)	1,098,000	1,098,824
Skyline Re 2017-1 Class 2 12.803%, 01/06/2022 (a)(b)(f) (Cost: $8,000,000; Acquisition Date: 02/02/2017)	8,000,000	6,776,345
Torrey Pines 2017-1 B 0.500%, 06/09/2025 (a)(b)(f) (Cost: $2,377,000; Acquisition Date: 04/27/2017)	2,377,000	2,377,000
Torrey Pines 2017-1 C 0.500%, 06/09/2024 (a)(b)(f) (Cost: $1,783,000; Acquisition Date: 04/27/2017)	1,783,000	1,783,000

		185,915,390

Windstorm - 2.6%
Alamo Re 2014-1 Class A 6.003%, 06/07/2017 (a)(b)(f) (Cost: $4,467,498; Original Acquisition Date: 06/18/2014)	4,457,000	4,461,234
Alamo Re 2015-1 Class A 6.583%, 06/07/2018 (a)(b)(f)(g) (Cost: $5,341,606; Original Acquisition Date: 05/06/2015)	5,268,000	5,418,928
Alamo Re 2015-1 Class B 5.423%, 06/07/2018 (a)(b)(f)(g) (Cost: $1,062,184; Original Acquisition Date: 05/06/2015)	1,059,000	1,103,478

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 2.6% (continued)
Bonanza Re 2016-1 Class A 4.703%, 12/31/2019 (a)(b)(f) (Cost: $1,522,000; Acquisition Date: 11/28/2016)	$1,522,000	$1,513,020
Bonanza Re 2016-1 Class B 4.728%, 12/31/2019 (a)(b)(f) (Cost: $2,054,000; Acquisition Date: 11/28/2016)	2,054,000	2,046,195
Citrus Re 2015-1 Class A 5.943%, 04/09/2018 (a)(b)(f) (Cost: $8,501,000; Acquisition Date: 04/01/2015)	8,501,000	8,556,681
Citrus Re 2015-1 Class B 7.763%, 04/09/2018 (a)(b)(f) (Cost: $17,253,000; Acquisition Date: 04/01/2015)	17,253,000	17,445,371
Citrus Re 2015-1 Class C 9.833%, 04/09/2018 (a)(b)(f) (Cost: $5,319,000; Acquisition Date: 04/01/2015)	5,319,000	5,362,616
Citrus Re 2016-1 Class D-50 8.303%, 02/25/2019 (a)(b)(f)(g) (Cost: $10,257,000; Acquisition Date: 02/19/2016)	10,257,000	10,541,632
Citrus Re 2016-1 Class E-50 11.303%, 02/25/2019 (a)(b)(f) (Cost: $8,548,000; Acquisition Date: 02/19/2016)	8,548,000	8,705,711
Citrus Re 2017-1 Class A 7.058%, 03/18/2020 (a)(b)(f) (Cost: $4,500,000; Acquisition Date: 03/06/2017)	4,500,000	4,496,175
Cranberry Re 2015-1 Class A 4.663%, 07/06/2018 (a)(b)(f)(g) (Cost: $5,044,000; Acquisition Date: 04/23/2015)	5,044,000	5,125,965
Everglades Re II 2015-1 Class A 6.033%, 05/03/2018 (a)(b)(f)(g) (Cost: $10,000,000; Acquisition Date: 04/30/2015)	10,000,000	10,006,500
Everglades Re II 2017-1 Class A 5.000%, 05/08/2023 (a)(b)(f) (Cost: $7,925,000; Acquisition Date: 04/27/2017)	7,925,000	7,925,000
Gator Re 2014-1 Class A 1.303%, 05/09/2017 (a)(b)(f) (Cost: $2,401,700; Acquisition Date: 03/04/2014)	2,401,700	—
Kilimanjaro Re 2014-1 Class A 5.553%, 04/30/2018 (a)(b)(f) (Cost: $9,740,000; Acquisition Date: 04/17/2014)	9,740,000	9,813,050
Manatee Re 2015-1 Class A 6.103%, 12/22/2017 (a)(b)(f)(g) (Cost: $4,571,000; Acquisition Date: 03/23/2015)	4,571,000	4,575,114

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 2.6% (continued)
Manatee Re 2016-1 Class A 5.250%, 03/13/2019 (a)(b)(f) (Cost: $1,444,000; Acquisition Date: 03/02/2016)	$1,444,000	$1,436,058
Manatee Re 2016-1 Class C 16.250%, 03/14/2022 (a)(b)(f) (Cost: $2,165,000; Acquisition Date: 03/02/2016)	2,165,000	2,161,969
Pelican Re 2013-1 Class A 6.803%, 05/15/2017 (a)(b)(f) (Cost: $9,106,317; Original Acquisition Date: 08/26/2014)	9,100,000	9,107,280

		119,801,977

		344,314,523

TOTAL EVENT LINKED BONDS (Cost $719,277,591)		718,316,661

PARTICIPATION NOTES - 9.3%

Global - 9.3%

Multiperil - 9.3%
Eden Re II 2016-1 Class B 04/23/2019 (a)(e)(f)(h) (Cost: $141,310; Acquisition Date: 03/30/2016)	141,302	11,230,209
Eden Re II 2017-1 Class A 03/22/2021 (a)(e)(f)(h) (Cost: $15,056,808; Original Acquisition Date: 02/01/2017)	15,000,000	15,352,017
Eden Re II 2017-1 Class B 03/22/2021 (a)(e)(f)(h) (Cost: $90,000,000; Acquisition Date: 12/27/2016)	90,000,000	92,120,835
Sector Re V Series 6 Class A 03/01/2021 (a)(c)(e) (Cost: $514; Acquisition Date: 04/25/2016)	514	16,791
Sector Re V Series 6 Class B 03/01/2021 (a)(c)(e) (Cost: $8,720; Acquisition Date: 04/28/2016)	8,720	393,368
Sector Re V Series 6 Class F 03/01/2021 (a)(c)(e) (Cost: $92,224; Acquisition Date: 04/25/2016)	92,224	1,451,357
Sector Re V Series 6 Class G 03/01/2021 (a)(c)(e) (Cost: $142,985; Acquisition Date: 04/28/2016)	142,985	11,568,444
Sector Re V Series 7 Class A 03/01/2022 (a)(c)(h) (Cost: $10,901,382; Acquisition Date: 04/24/2017)	10,901,382	10,901,382
Sector Re V Series 7 Class B 03/01/2022 (a)(c)(h) (Cost: $2,599,131; Acquisition Date: 04/27/2017)	2,599,131	2,599,131

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 9.3% (continued)
Sector Re V Series 7 Class F 03/01/2021 (a)(c)(h) (Cost: $34,935,055; Acquisition Date: 04/24/2017)	$34,935,055	$34,935,055
Sector Re V Series 7 Class G 03/01/2022 (a)(c)(h) (Cost: $99,693,055; Acquisition Date: 04/27/2017)	99,693,055	99,693,055
Silverton Re 2015-1 09/18/2017 (a)(c)(e)(i) (Cost: $0; Acquisition Date: 12/18/2014)	—	34,482
Silverton Re 2016-1 09/17/2018 (a)(c)(e) (Cost: $402,500; Acquisition Date: 12/18/2015)	140,000	1,422,922
Silverton Re 2017-1 09/16/2019 (a)(c)(e)(h) (Cost: $37,650,000; Acquisition Date: 12/15/2016)	37,500,000	38,607,624
Versutus 2017 A-5 12/31/2019 (a)(c)(e)(h) (Cost: $25,000,000; Acquisition Date: 12/28/2016)	25,000,000	25,643,524
Williamsburg (Horseshoe Re) 12/31/2018 (a)(c)(e)(h) (Cost: $74,892,000; Acquisition Date: 12/15/2016)	74,834,000	76,169,555

TOTAL PARTICIPATION NOTES (Cost $391,515,684)		422,139,751

	SHARES	FAIR VALUE
PREFERENCE SHARES - 67.1%

Global - 60.9%

Marine/Energy - 1.2%
Kauai (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $51,394,000; Acquisition Date: 01/07/2016)	51,394	53,563,708

Multiperil - 59.7%
Altair Re IV (a)(c)(e) (Cost: $5,053,282; Acquisition Date: 04/25/2016)	5,053	6,323,914
Altair Re V (a)(c)(e)(h) (Cost: $50,000,000; Original Acquisition Date: 12/20/2016)	50,000	50,779,040
Arenal (Artex Segregated Account Company) (a)(c)(e) (Cost: $80,793,023; Original Acquisition Date: 05/07/2015)	77,921	103,954,922
Axis Ventures Re Cell 0002 (a)(c)(e)(h) (Cost: $50,027,044; Original Acquisition Date: 08/29/2014)	1,271,508	49,415,152
Axis Ventures Re Cell 0003 (a)(c)(e)(h) (Cost: $8,408,471; Acquisition Date: 03/05/2015)	108,196	3,516,843

	SHARES	FAIR VALUE
Multiperil - 59.7% (continued)
Axis Ventures Re Cell 0004 (a)(c)(e)(h) (Cost: $1,194,700; Acquisition Date: 07/02/2015)	11,947	$1,566,398
Axis Ventures Re Cell 0005 (a)(c)(e)(h) (Cost: $16,287,900; Acquisition Date: 01/20/2016)	162,879	10,044,603
Axis Ventures Re Cell 0006 (a)(c)(e)(h) (Cost: $56,000,000; Acquisition Date: 06/28/2016)	560,000	63,733,094
Axis Ventures Re Cell 0007 (a)(c)(e)(h) (Cost: $250,000,000; Acquisition Date: 01/25/2017)	2,500,000	258,164,600
Biscayne (Artex Segregated Account Company) (a)(c)(e) (Cost: $38,714,888; Original Acquisition Date: 04/30/2014)	38,655	45,763,513
Cardinal Re 2015-1 (a)(c)(e) (Cost: $82,493,681; Original Acquisition Date: 07/29/2015)	149	89,317,137
Carlsbad (Artex Segregated Account Company) (a)(c)(h) (Cost: $100; Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Artex Segregated Account Company) (a)(c)(e) (Cost: $67,243,236; Original Acquisition Date: 04/28/2014)	190,319	80,869,597
Cumberland (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $28,946,812; Original Acquisition Date: 04/10/2015)	27,997	28,733,625
Denali (Artex Segregated Account Company) (a)(c)(e) (Cost: $63,579,339; Acquisition Date: 01/05/2015)	75,060	77,143,640
Emerald Lake (Artex Segregated Account Company) (a)(c)(e) (Cost: $202,518,669; Acquisition Date: 12/16/2015)	225,073	213,541,317
Florblanca (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $52,594,000; Acquisition Date: 12/29/2016)	52,594	53,648,501
Golden (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $16,384,000; Acquisition Date: 07/06/2016)	16,384	17,464,107
Harambee Re 2017 (a)(c)(e)(h) (Cost: $4,259,886; Acquisition Date: 12/20/2016)	4,231,056	4,341,042
Hatteras (Artex Segregated Account Company) (a)(c)(e) (Cost: $70,338,613; Original Acquisition Date: 12/30/2014)	66,356	72,936,247
Hilo (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $5,155,976; Acquisition Date: 06/09/2015)	5,156	6,328,412

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	FAIR VALUE
Multiperil - 59.7% (continued)
Hudson Alexander (Mt. Logan Re) (a)(c) (Cost: $40,000,000; Acquisition Date: 01/02/2014)	40,000	$40,866,076
Hudson Charles (Mt. Logan Re) (a)(c) (Cost: $33,802,339; Original Acquisition Date: 01/02/2014)	33,802	35,386,236
Hudson Charles 2 (Mt. Logan Re) (a)(c) (Cost: $33,965,500; Original Acquisition Date: 04/02/2014)	33,966	34,113,892
Hudson Charles 3 (Mt. Logan Re) (a)(c) (Cost: $14,650,000; Acquisition Date: 06/19/2014)	14,650	16,786,511
Hudson Paul (Mt. Logan Re) (a)(c) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	31,119,987
Hudson Paul 3 (Mt. Logan Re) (a)(c) (Cost: $37,500,000; Acquisition Date: 04/02/2014)	37,500	37,630,275
Huntington (Mt. Logan Re) (a)(c)(h) (Cost: $22,610,000; Acquisition Date: 08/23/2016)	22,610	22,955,035
Huntington 2 (Mt. Logan Re) (a)(c)(h) (Cost: $5,000,000; Acquisition Date: 04/03/2017)	5,000	4,995,095
Kona (Artex Segregated Account Company) (a)(c)(e) (Cost: $0; Acquisition Date: 07/23/2015)	5,873	165,133
Latigo (Artex Segregated Account Company) (a)(c)(e) (Cost: $88,823,064; Original Acquisition Date: 01/06/2014)	358	109,007,366
Leadville (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $22,019,000; Acquisition Date: 06/07/2016)	22,019	25,547,643
LRe 2015 (Lorenz Re Ltd.) (a)(c)(e) (Cost: $0; Acquisition Date: 03/31/2015)	1,663	191,076
LRe 2016 (Lorenz Re Ltd.) (a)(c)(e) (Cost: $0; Original Acquisition Date: 03/31/2016)	498,930	4,290,972
LRe 2017 (Lorenz Re Ltd.) (a)(c)(e)(h) (Cost: $59,000,000; Original Acquisition Date: 03/23/2017)	590,000	59,246,418
Mackinac (Artex Segregated Account Company) (a)(c)(e) (Cost: $23,080,218; Original Acquisition Date: 02/05/2015)	23,338	31,015,475
Madison (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $39,415,000; Acquisition Date: 12/12/2016)	39,415	40,768,974
Malibu (Horseshoe Re) (a)(c)(e)(h) (Cost: $13,611,892; Acquisition Date: 11/08/2016)	13,611,892	13,697,688

	SHARES	FAIR VALUE
Multiperil - 59.7% (continued)
Mohonk (Artex Segregated Account Company) (a)(c)(e) (Cost: $76,592,050; Original Acquisition Date: 12/24/2013)	102	$79,331,696
Mojave (Mt. Logan Re) (a)(c) (Cost: $42,293,322; Original Acquisition Date: 12/30/2014)	42,293	43,990,358
Mojave 2 (Mt. Logan Re) (a)(c) (Cost: $28,195,548; Original Acquisition Date: 12/24/2015)	28,196	29,326,905
Mulholland (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $14,411,287; Original Acquisition Date: 12/26/2013)	114	22,142,195
Peregrine DRF (Peregrine Segregated Account) (a)(c)(e)(h) (Cost: $59,061,425; Original Acquisition Date: 12/27/2016)	5,900,000	59,990,103
Peregrine LCA (Peregrine Segregated Account) (a)(c)(e)(h) (Cost: $111,089,208; Original Acquisition Date: 12/27/2016)	11,100,000	113,093,471
Pranamar (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $52,598,097; Acquisition Date: 07/07/2016)	57,568	56,963,584
Rainier (Mt. Logan Re) (a)(c)(h) (Cost: $15,000,000; Acquisition Date: 01/07/2016)	15,000	15,155,997
Revelstroke (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $14,476,459; Original Acquisition Date: 01/28/2015)	15,350	17,197,730
Rondout (Artex Segregated Account Company) (a)(c)(e) (Cost: $106,140,276; Original Acquisition Date: 06/19/2014)	95,580	134,625,704
Skytop (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $7,918,913; Acquisition Date: 01/09/2014)	100	18,118,510
SR0001 (Horseshoe Re) (a)(c)(e)(h) (Cost: $32,779,746; Original Acquisition Date: 07/10/2015)	1,757	39,363,743
SR0002 (Horseshoe Re) (a)(c)(e)(h) (Cost: $29,041,250; Acquisition Date: 12/30/2015)	29,041,250	33,607,638
St. Kevins (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $22,188,649; Original Acquisition Date: 12/29/2016)	22,189	22,804,014
Sugarloaf (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $10,088,000; Acquisition Date: 01/12/2016)	19,288	12,004,211

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	FAIR VALUE
Multiperil - 59.7% (continued)
Sutton (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $34,587,676; Acquisition Date: 03/24/2017)	42,693	$36,643,691
Tallgrass (Mt. Logan Re) (a)(c) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	38,363,614
Twin Lakes (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $63,029,000; Original Acquisition Date: 01/04/2016)	61,955	69,711,884
Yellowstone (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $2,078,580; Acquisition Date: 01/08/2014)	100	8,743,770
Yoho (Artex Segregated Account Company) (a)(c)(e) (Cost: $97,577,000; Acquisition Date: 05/17/2016)	97,577	106,077,338

		2,702,625,812

		2,756,189,520

United States - 6.2%

Agriculture - 1.3%
Demeter A 2016 (a)(c)(e) (Cost: $100,000; Acquisition Date: 06/28/2016)	1,000	149,774
Demeter C 2016 (a)(c)(e)(h) (Cost: $30,000; Acquisition Date: 06/28/2016)	300	305,240
Hanalei (Artex Segregated Account Company) (a)(c)(e)(h) (Cost: $46,090,000; Original Acquisition Date: 06/22/2015)	45,313	59,584,421

		60,039,435

Multiperil - 0.8%
Peregrine PIF (Peregrine Segregated Account) (a)(c)(e)(h) (Cost: $25,840,003; Original Acquisition Date: 12/27/2016)	2,580,000	26,508,525
SR0005 (Horseshoe Re) (a)(c)(e)(h) (Cost: $7,158,137; Acquisition Date: 04/15/2016)	7,158,137	8,230,655

		34,739,180

Windstorm - 4.1%
Fescue (Mt. Logan Re) (a)(c) (Cost: $50,000,000; Acquisition Date: 06/11/2015)	50,000	52,444,990
Fescue 2 (Mt. Logan Re) (a)(c) (Cost: $50,000,000; Acquisition Date: 03/30/2016)	50,000	49,977,300
Hermosa (Mt. Logan Re) (a)(c)(h) (Cost: $50,000,000; Acquisition Date: 04/29/2016)	50,000	52,205,880

	SHARES	FAIR VALUE
Windstorm - 4.1% (continued)
SR0006 (Horseshoe Re) (a)(c)(e)(h) (Cost: $33,125,588; Acquisition Date: 08/09/2016)	39,381,541	$31,853,799

		186,481,969

		281,260,584

TOTAL PREFERENCE SHARES (Cost $2,783,854,847)		3,037,450,104

PRIVATE FUND UNITS - 5.0%

Global - 5.0%

Multiperil - 5.0%
Aeolus Property Catastrophe J16 Keystone Fund (a)(c)(e)(h) (Cost: $13,697,160; Acquisition Date: 01/21/2016)	13,697	15,493,563
Aeolus Property Catastrophe J17 Keystone Fund (a)(c)(e)(h) (Cost: $158,844,696; Original Acquisition Date: 12/14/2016)	158,845	161,947,689
Aeolus Property Catastrophe MY15 Keystone Fund (a)(c)(e) (Cost: $2,921,000; Acquisition Date: 06/01/2015)	2,921	2,909,860
Aeolus Property Catastrophe MY16 Keystone Fund (a)(c)(e)(h) (Cost: $39,860,972; Acquisition Date: 06/14/2016)	39,861	44,692,940

TOTAL PRIVATE FUND UNITS (Cost $215,323,828)		225,044,052

LIMITED LIABILITY PARTNERSHIP - 0.0%

Operating Companies - 0.0%
Point Dume LLP (e)	1	25,397

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $0)		25,397

SHORT-TERM INVESTMENTS - 3.0%

Money Market Fund - 2.9%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.60% (j)	24,139,856	24,139,856
First American Government Obligations Fund - Class Z - 0.63% (j)	26,756,893	26,756,893
First American Treasury Obligations Fund - Class Z - 0.62% (j)	26,756,893	26,756,893
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.64% (j)	26,756,892	26,756,892
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.62% (j)	26,821,825	26,821,825

		131,232,359

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 0.1%
0.664%, 08/17/2017 (k)	$5,000,000	$4,987,940

TOTAL SHORT-TERM INVESTMENTS (Cost $136,222,534)		136,220,299

TOTAL INVESTMENTS (Cost $4,246,194,484) - 100.3%		4,539,196,264

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(13,180,801)

TOTAL NET ASSETS - 100.0%		$4,526,015,463

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $4,399,137,117. Foreign concentration is as follows: Bermuda: 92.5%, Cayman Islands: 3.2%, Ireland: 1.4%, Supranational 0.1%.
(b)	Variable rate security. The rate shown is as of April 30, 2017.
(c)	Security is restricted to resale. The aggregate value of these securities at April 30, 2017 was $3,657,869,425, which represents 80.8% of net assets.
(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $3,123,151,009, which represents 69.0% of net assets.
(f)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $745,081,143, which represented 16.5% of net assets.
(g)	All or a portion of the security is pledged as collateral for excess mortality swap.
(h)	Non-income producing security.
(i)	Security’s principal was returned in full so the fair value represents the expected future dividend receipt.
(j)	Rate shown is the 7-day effective yield.
(k)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, June 2017 Settlement	66	$4,934,160	$57,793
Euro Fx, June 2017 Settlement	204	27,848,550	(736,156)
Swiss Franc, June 2017 Settlement	79	9,961,900	(147,086)
U.S. Treasury 5-Year Note, June 2017 Settlement	15	1,776,094	(4,123)

TOTAL FUTURES CONTRACTS SOLD		$44,520,704	$(829,572)

Excess Mortality Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	(PAY)/ RECEIVE FIXED RATES	TERMINATION DATE	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT	UPFRONT PREMIUM PAID	UNREALIZED APPRECIATION

EXCESS MORTALITY SWAP CONTRACTS
Hannover Re (a)	Custom Mortality Index	Sell	1.00%	Jan 15 2021	$100,000,000	$100,000,000	$—	$44,444

TOTAL EXCESS MORTALITY SWAP CONTRACTS								$44,444

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
ASSETS:
Investments, at fair value(1)	$4,539,196,264
Interest receivable	3,750,248
Dividends receivable	3,590,518
Receivable for fund shares sold	4,325,758
Foreign currencies, at value(2)	7,201,070
Unrealized appreciation on swap contracts	44,444
Collateral held at broker	6,789,840
Other assets	168,071
Total assets	4,565,066,213
LIABILITIES:
Payable for investment securities purchased	30,109,000
Payable to Adviser	7,399,567
Payable for Chief Compliance Officer compensation	4,632
Payable to Trustees	48,084
Accrued service fees	680,825
Payable to Custodian	77,043
Other accrued expenses	731,599
Total liabilities	39,050,750
Total net assets	$4,526,015,463

NET ASSETS CONSIST OF:
Capital stock	$4,420,290,665
Accumulated net investment loss	(201,308,279)
Accumulated net realized gain	14,548,630
Unrealized appreciation (depreciation) on:
Investments	292,395,839
Foreign currency translation	873,736
Futures contracts	(829,572)
Swap contracts	44,444
Total net assets	$4,526,015,463

Net assets	$4,526,015,463
Shares outstanding	436,923,275
Net asset value, offering and redemption price per share	$10.36

(1) Cost of Investments	$4,246,194,484
(2) Cost of foreign currencies	6,943,129

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Statement of Operations	For the Period Ended April 30, 2017 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
INVESTMENT INCOME:
Dividend income	$152,952,764
Interest income	18,047,354
Total investment income	171,000,118
EXPENSES
Advisory fees (See Note 4)	40,739,788
Service fees	2,036,989
Fund accounting and administration fees	995,701
Legal fees	672,987
Federal and state registration fees	293,608
Interest expense	263,472
Transfer agency fees and expenses	142,090
Custody fees	123,863
Trustees fees and expenses	117,420
Audit and tax related fees	70,592
Chief Compliance Officer compensation	18,522
Other expenses	489,444
Total expenses	45,964,476
Net investment income	125,035,642
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	14,278,790
Foreign currency translation	19,498
Futures contracts	2,505,605
Swap contracts	505,556
Written options	950,000
Net change in unrealized appreciation (depreciation) on:
Investments	(33,005,227)
Foreign currency translation	2,417,403
Futures contracts	(1,589,262)
Swap contracts	(2,778)
Written options	(804,192)
Net realized and unrealized loss	(14,724,607)
Net increase in net assets resulting from operations	$110,311,035

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
	PERIOD ENDED APRIL 30, 2017 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2016
OPERATIONS:
Net investment income	$125,035,642	$71,620,930
Net realized gain (loss) on:
Investments	14,278,790	5,630,077
Foreign currency translation	19,498	(5,549,866)
Futures contracts	2,505,605	(1,307,913)
Swap contracts	505,556	547,222
Written options	950,000	(2,187,799)
Net change in unrealized appreciation (depreciation) on:
Investments	(33,005,227)	151,411,704
Foreign currency translation	2,417,403	7,934,720
Futures contracts	(1,589,262)	1,519,702
Swap contracts	(2,778)	47,222
Written options	(804,192)	804,192
Net increase in net assets resulting from operations	110,311,035	230,470,191

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(195,862,322)	(180,926,051)
Total distributions	(195,862,322)	(180,926,051)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,315,695,835	1,318,837,857
Proceeds from shares issued to holders in reinvestment of dividends	163,218,425	158,207,270
Cost of shares redeemed	(362,922,821)	(372,197,939)
Net increase in net assets from capital share transactions	1,115,991,439	1,104,847,188
Total increase in net assets	1,030,440,152	1,154,391,328

NET ASSETS:
Beginning of period	3,495,575,311	2,341,183,983
End of period	$4,526,015,463	$3,495,575,311

Accumulated net investment loss	$(201,308,279)	$(130,481,599)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Statement of Cash Flows	For the Period Ended April 30, 2017 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$110,311,035
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized loss:	16,576,744
Amortization and accretion of premium & discount	(989,483)
Changes in assets and liabilities:
Foreign currencies	(4,378,155)
Collateral held at broker	(5,126,401)
Interest receivable	(1,152,396)
Unrealized depreciation on swap contracts	2,778
Dividends receivable	(3,574,944)
Payable to Adviser	1,530,846
Payable to Custodian	26,357
Payable for investments purchased	30,109,000
Payable to Trustees	(18,439)
Accrued service fees	33,375
Written option contracts	(145,808)
Payable for Chief Compliance Officer compensation	3,242
Other accrued expenses	80,334
Other assets	(88,841)
Purchases of investments	(1,799,445,407)
Proceeds from sale of investments	825,821,450
Net purchases and sales of short-term investments	(85,809,481)
Net cash used in operating activities	(916,234,194)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	1,311,800,912
Payment on shares redeemed	(362,922,821)
Cash distributions to shareholders	(32,643,897)
Loan withdrawals	222,000,000
Loan paydowns	(222,000,000)
Net cash provided by financing activities	916,234,194
Net increase in cash	—
Cash, beginning of period	—
Cash, end of period	$—

SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Reinvested distributions	$163,218,425
Cash paid for interest on loans outstanding	$263,472

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Financial Highlights

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
	PERIOD ENDED APRIL 30, 2017 (UNAUDITED)		YEAR ENDED OCTOBER 31, 2016	YEAR ENDED OCTOBER 31, 2015	PERIOD ENDED OCTOBER 31, 2014(1)
Per Share Data:
Net asset value, beginning of period	$10.71		$10.77	$10.84	$10.00
Income (loss) from investment operations
Net investment income (loss)(2)	0.31		0.24	0.34	(0.13)
Net realized and unrealized gains (loss)	(0.04)		0.55	0.51	0.97

Total from investment operations	0.27		0.79	0.85	0.84

Less distributions to shareholders
Dividends from net investment income	(0.62)		(0.85)	(0.92)	—

Total distributions	(0.62)		(0.85)	(0.92)	—

Net asset value, end of period	$10.36		$10.71	$10.77	$10.84

Total return(5)	2.70	%(3)	7.83%	8.33%	8.40	%(3)
Supplemental Data and Ratios:
Net assets, end of period (000s)	$4,526,015		$3,495,575	$2,341,184	$1,002,338
Ratio of expenses to average net assets	2.26	%(4)	2.26%	2.29%	2.43	%(4)
Ratio of net investment income (loss) to average net assets	6.14	%(4)	2.34%	3.29%	(1.42	)%(4)
Portfolio turnover rate	16.66	%(3)	28.57%	14.04%	0.56	%(3)

(1)	The Fund commenced operations on December 9, 2013.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

1. Organization

Stone Ridge Trust II (the “Trust”) was organized as a Delaware statutory trust on July 17, 2013, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered non-diversified closed-end management investment company issuing shares. As of April 30, 2017, the Trust consisted of one series: the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”). The Fund commenced operations on December 9, 2013. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.10% shareholder service fee, no 12b-1 fees and does not charge a redemption fee. The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval of the Board of Trustees. In all cases, such repurchases will be for at least 5% and not more than 25%, and are currently expected to be for 5%, of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. The Fund does not currently intend to list its shares for trading on any national securities exchange. There is no secondary trading market in the shares. Shareholders should consider shares of the Fund to be an illiquid investment.

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund pursues its investment objective primarily by investing in reinsurance-related securities, including event-linked bonds, preference shares, participation notes or private fund units issued in connection with quota shares (“Quota Share Notes”), preference shares, participation notes or private fund units issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), preference shares, participation notes or private fund units issued in connection with industry loss warrants (“ILW Notes”) and, to a lesser extent, event-linked swaps, equity securities (publicly or privately offered) and the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”).

The consolidated financial statements include the accounts of Stone Ridge Reinsurance Risk Premium Interval Sub Fund Ltd and Point Dume Holdings Ltd (each a “Subsidiary”), each a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. Each Subsidiary acts as an investment vehicle in order to invest in derivative or insurance-related instruments consistent with the Fund’s investment objectives and policies. As of April 30, 2017 the Subsidiaries’ net assets were $16,073,286, which represented 0.4% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies.

(a) Investment Valuation and Fair Value Measurement The Board of Trustees has approved procedures pursuant to which the Fund will value its investments (the “Valuation Procedures”). The Board of Trustees has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board of Trustees.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of certain reinsurance-related event-linked or similar restricted securities (including participation notes, preference shares and private fund units) for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Fund will utilize an independent data delivery vendor to aggregate and provide an average bid price, if applicable, and the independent data delivery vendor will provide this pricing data to the Fund’s administrator. If the independent data delivery vendor cannot obtain independent firm bids for such securities, but there

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

is an independent market maker or two independent brokers who will supply firm bids for such securities, then the Adviser may supply the Fund’s administrator with a contact from whom to obtain such bids, and the Fund’s administrator will contact such independent brokers, and use the bid or average bid, as applicable, as the value of the security. If, with respect to such securities, such independent firm bids are not available, but at least one independent firm or indicative bid is available, then the Adviser Valuation Committee may use that bid (or the average of those bids if more than one) as the value of the security if the Adviser Valuation Committee determines that such value is reasonable; the Adviser Valuation Committee may consider internal and/or independent external models in making that determination.

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than reinsurance-related securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the Valuation Date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources (ii) valuations provided by a third-party pricing agent, (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2017:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Australia	$—	$—	$404,955	$404,955
China	—	—	2,942,367	2,942,367
Global	—	242,127,769	110,974,713	353,102,482
Japan	—	17,552,334	—	17,552,334
United States	—	307,429,178	36,885,345	344,314,523
Total Event-Linked Bonds	—	567,109,281	151,207,380	718,316,661
Participation Notes (1)	—	—	422,139,751	422,139,751
Preference Shares
Global	—	—	2,756,189,520	2,756,189,520
United States	—	—	281,260,584	281,260,584
Total Preference Shares	—	—	3,037,450,104	3,037,450,104
Private Fund Units (1)	—	—	225,044,052	225,044,052
Limited Liability Partnership (1)	—	—	25,397	25,397
Money Market Funds	131,232,359	—	—	131,232,359
U.S. Treasury Bills	—	4,987,940	—	4,987,940

Total Assets	$131,232,359	$572,097,221	$3,835,866,684	$4,539,196,264

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Other Financial Instruments*
Unrealized appreciation on futures contracts	$57,793	$—	$—	$57,793
Unrealized depreciation on futures contracts	(887,365)	—	—	(887,365)
Unrealized appreciation on swap contracts	—	—	44,444	44,444

Total	$(829,572)	$—	$44,444	$(785,128)

*	Other financial instruments are derivatives, such as futures and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2017:

	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	PRIVATE FUND UNITS	LIMITED LIABILITY PARTNERSHIP	WRITTEN OPTIONS	SWAP CONTRACTS
Beginning Balance—November 1, 2016	$55,804,068	$334,425,980	$2,544,130,229	$104,605,816	$—	$(145,808)	$47,222
Acquisitions	130,427,572	390,730,623	842,310,771	158,844,696	—	—	—
Dispositions	(2,364,276)	(265,289,917)	(232,782,829)	(45,320,390)	—	—	—
Realized gains	—	2,346,578	6,905,520	4,994,290	—	950,000	—
Return of capital	(26,626,904)	(34,860,000)	(106,377,740)	—	—	—	—
Change in unrealized appreciation/(depreciation)	(6,033,080)	(5,213,513)	(16,735,847)	1,919,640	25,397	(804,192)	(2,778)
Transfers in/(out) of Level 3	—	—	—	—	—	—	—
Ending Balance—April 30, 2017	$151,207,380	$422,139,751	$3,037,450,104	$225,044,052	$25,397	$—	$44,444

As of April 30, 2017, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(6,001,999) for Event-Linked Bonds, $4,989,555 for Participation Notes, $8,158,785 for Preference Shares, $1,919,640 for Private Fund Units, $25,397 for Limited Liability Partnerships, $0 for Written Options, and $(2,778) for Swap Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes, and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2017:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/2017	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$91,938,579	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.2MM-$4.5MM $0.3MM-$8.3MM	$1.9MM $3.6MM

Participation Notes	Financial Services	$274,011,128	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$9.8MM $0.0MM-$17.7MM	$2.0MM $3.4MM

Preference Shares	Financial Services	$2,532,131,853	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$31.1MM $0.0MM-$46.9MM	$5.7MM $8.6MM

Private Fund Units	Financial Services	$225,044,052	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$5.9MM $0.1MM-$17.2MM	$2.3MM $5.9MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $59,268,801 for Event-Linked Bonds, $148,128,623 for Participation Notes, $505,318,251 for Preference Shares, $25,397 for Limited Liability Partnership and $44,444 for Swap Contracts.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

Derivative Transactions — The Fund engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2017. The use of derivatives included options, futures and swap contracts.

Futures Contracts — The Fund may purchase and sell futures contracts and has held futures contracts during the period ended April 30, 2017. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended April 30, 2017, was $3,278,660 for long contracts and $58,669,955 for short contracts.

Options — The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund wrote call or put options during the period ended April 30, 2017. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended April 30, 2017, was $36,484.

Transactions in written options during the period ended April 30, 2017 were as follows:

OTC OPTIONS	CONTRACTS	PREMIUMS
Outstanding, beginning of period	1	$950,000
Options written	—	—
Options terminated in closing transactions	—	—
Options exercised	—	—
Options expired	(1)	(950,000)

Outstanding, end of period	—	$—

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

Excess Mortality Swaps — The Fund entered into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. During the period ended, April 30, 2017 the average notional amount of excess mortality swaps was $100,000,000 for contracts in which the Fund sold protection and is collateralized by event-linked bonds.

Consolidated Statement of Assets and Liabilities — Values of Derivatives at April 30, 2017

	ASSET DERIVATIVES
	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Futures
Foreign exchange contracts	Net assets—Unrealized appreciation*	$57,793
Swaps
Excess mortality contracts	Unrealized appreciation on swap contracts**	44,444

Total		$102,237

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.

**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

	LIABILITY DERIVATIVES
	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Futures
Foreign exchange contracts	Net assets—Unrealized depreciation*	$883,242
Interest rate contracts	Net assets—Unrealized depreciation*	4,123

Total		$887,365

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended April 30, 2017.

AMOUNT OF REALIZED GAIN ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	WRITTEN OPTIONS	SWAP CONTRACTS	TOTAL
Foreign exchange contracts	$2,452,179	$—	$—	$2,452,179
Interest rate contracts	53,426	—	—	53,426
Excess mortality contracts	—	—	505,556	505,556
Weather contracts	—	950,000	—	950,000

	$2,505,605	$950,000	$505,556	$3,961,161

CHANGE IN UNREALIZED DEPRECIATION ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	WRITTEN OPTIONS	SWAP CONTRACTS	TOTAL
Foreign exchange contracts	$(1,575,029)	$—	$—	$(1,575,029)
Interest rate contracts	(14,233)	—	—	(14,233)
Excess mortality contracts	—	—	(2,778)	(2,778)
Weather contracts	—	(804,192)	—	(804,192)

	$(1,589,262)	$(804,192)	$(2,778)	$(2,396,232)

(b) Use of Estimates The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c) Offsetting on the Consolidated Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Consolidated Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

As of April 30, 2017, the Fund is not subject to any Master Netting Arrangements.

(d) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(g) Quota Share Notes Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

(h) Excess of Loss Notes Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit. For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer had losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

(i) ILW Notes ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The Fund, as holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

(j) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(k) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund isolates that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains (losses) on foreign currency translation and change in unrealized appreciation (depreciation) on foreign currency related items on the Fund’s Consolidated Statement of Operations.

The Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist partially of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

(l) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(m) Restricted Securities The Fund may invest a substantial portion of its assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Fund has elected to be taxed as a Regulated Investment Company and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2016, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	UNDISTRIBUTED NET INVESTMENT LOSS	ACCUMULATED NET REALIZED GAIN	PAID IN CAPITAL
Reinsurance Risk Premium Interval Fund	$(3,835,048)	$6,237,631	$(2,402,583)

These differences primarily relate to foreign currency gains (losses), investments in passive foreign investment companies ("PFICs") and income from the Stone Ridge Reinsurance Risk Premium Interval Sub Fund Ltd.

As of October 31, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$3,501,705,777
Unrealized appreciation	8,858,584
Unrealized depreciation	(15,358,120)
Net unrealized depreciation	(6,499,536)
Undistributed ordinary income	195,862,319
Undistributed long-term gains/(capital loss carryover)	(3,152,358)
Total distributed earnings	192,709,961
Other temporary differences	5,065,660
Total accumulated earnings	$191,276,085

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to mark-to-market adjustments on PFICs.

The tax character of distributions paid during the year ended October 31, 2016 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$180,926,051	$—	$—	$180,926,051

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

The tax character of distributions paid during the year ended October 31, 2015 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$83,998,494	$—	$—	$83,998,494

At October 31, 2016 the Fund has tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Reinsurance Risk Premium Interval Fund	$(3,152,358)	$—	$(3,152,358)

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end October 31, 2016 or for any other tax years which are open for examination. As of October 31, 2016 open tax years include the periods ended October 31, 2014, 2015 and 2016. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement The Adviser is the investment adviser of the Fund. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears at the annual rate of 2.00% of the Fund’s average daily net assets.

(b) Custodian, Administrator, and Transfer Agent The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bank, N.A., serves as the Fund’s distributor.

5. Services Agreement

Pursuant to a services agreement (the “Services Agreement”), the Fund pays Stone Ridge Asset Management LLC (the “Servicing Agent”), quarterly in arrears, an investor services fee computed at an annual rate of 0.10% of the average daily net assets of the Fund, computed on a daily basis. The Servicing Agent appoints broker-dealer firms and other service firms to provide services including investor services and administrative assistance for persons who are investors in the Fund.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

7. Investment Transactions

For the period ended April 30, 2017, aggregate purchases and sales of securities (excluding short-term securities) by the Fund were $1,799,445,407 and $657,956,806, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2017.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

8. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2017	YEAR ENDED OCTOBER 31, 2016
Shares sold	129,042,955	129,454,793
Shares issued to holders in reinvestment of dividends	16,112,381	15,679,611
Shares redeemed	(34,704,831)	(36,020,877)
Net increase in shares	110,450,505	109,113,527
Shares outstanding:
Beginning of period	326,472,770	217,359,243
End of period	436,923,275	326,472,770

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

Repurchase Request Deadline	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
November 11, 2016	16,337,234	15,911,572
February 10, 2017	21,094,066	15,132,830

9. Line of Credit

As of April 30, 2017, the Fund, together with other funds in the Stone Ridge family of funds, has an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. The Line is not secured by the Fund’s assets and has a maximum withdrawal capacity of the lesser of 10% of the net market value of the unencumbered assets of the Fund or $250,000,000 (the “Maximum Line”) less any loans outstanding with other funds in the Stone Ridge family of funds. From December 8, 2016 through March 1, 2017, the Maximum Line was temporarily increased to $350,000,000 and from June 1, 2017 through September 1, 2017, the Maximum Line will be increased again to $350,000,000. The Line has a one-year term which runs through November 17, 2017 and is reviewed annually by the Board of Trustees. During the period ended April 30, 2017, the Fund’s maximum borrowing was $222,000,000 and average borrowing was $20,961,326. This borrowing resulted in interest expenses of $263,472 at a weighted average interest rate of 2.50%. These amounts are included in Interest Expense on the Fund’s Consolidated Statement of Operations. As of April 30, 2017 the Fund did not have an outstanding loan balance.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,027.00	$11.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.59	$11.28

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.26%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2016 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification will be made available with respect to calendar year 2016. Such notification, which will reflect the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with Form 1099-DIV and will be made available in February on the Fund’s website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request on the SEC’s website, www.sec.gov and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	YQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust II

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President

Date 7/7/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ross Stevens
Ross Stevens, President

Date	7/7/2017

By (Signature and Title)		/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date	7/7/2017